Income Taxes - Schedule of Reconciliation of Expected Income Tax Recovery to Actual Income Tax Recovery (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Net loss	$ (2,741)	$ (28,859)
Statutory tax rate	27.00%	27.00%
Expected income tax recovery at the statutory tax rate	$ (740)	$ (7,792)
Permanent differences and other	222	7,063
Change in valuation allowance	518	729
Net deferred Income tax recovery